Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail)	Feb. 11, 2026 USD ($)	Jan. 28, 2026 USD ($)	Jun. 23, 2025 USD ($)	Mar. 14, 2022	Nov. 04, 2016 USD ($)	Jan. 28, 2026 ARS ($)	Jan. 28, 2026 USD ($)	Jan. 14, 2026 USD ($)	Dec. 15, 2025 USD ($)	Nov. 12, 2025 USD ($)	Aug. 04, 2025 USD ($)	Apr. 14, 2025 USD ($)	Mar. 09, 2013 USD ($)	Apr. 30, 2008 USD ($)	Feb. 29, 2008 USD ($)
Disclosure of external credit grades [line items]
Corporate bond fixed rate					6.643%
Notional amount									$ 17,000,000,000
Bano BMA SAU [Member]
Disclosure of external credit grades [line items]
Notional amount													$ 350,000,000	$ 250,000,000	$ 250,000,000
Subordinated Resettable – Class A
Disclosure of external credit grades [line items]
Corporate bond face value						$ 121,454,400
Corporate bond fixed rate					6.75%
Corporate bond face value					$ 400,000,000
Corporate bonds benchmark reset rate					5.463
Repurchase Of Corporate Bond	$ 3,200,600	$ 275,345,000
Price Of Corporate Bond	1,010						$ 1,010
Price Of Each Principal Corporate Bond	$ 1,000						1,000
Non Subordinated Corporate Bonds Series Thirteen [Member] | Bano BMA SAU [Member]
Disclosure of external credit grades [line items]
Borrowings maturity				August 18, 2025
Borrowings, adjustment to interest rate basis				2.78%
Non subordinated Class G
Disclosure of external credit grades [line items]
Borrowings maturity			December 23
Borrowings, interest rate			8.00%
Notional amount			$ 400,000,000					$ 130,000,000		$ 400,000,000	$ 130,000,000	$ 530,000,000
Subordinated Resettable Class H [Member]
Disclosure of external credit grades [line items]
Corporate bond fixed rate		8.00%
Corporate bond face value							400,000,000
Notional amount							278,545,600
Corporate Bond Principal Amount		$ 281,331,056
Corporate Bond Accrued Interest							$ 4,325,227.46